Stock Option Plans and Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2012
Stock Option Plans and Warrants to Purchase Common Stock [Abstract]
Stock Option Plans and Warrants to Purchase Common Stock
Note 6. Stock Option Plans and Warrants to Purchase Common Stock

Stock Option Plans

The Amended and Restated 1995 Omnibus Plan was replaced by the 2005 Equity Incentive Plan and is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock,
4)
the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

The 2005 Equity Incentive Plan (“2005 Plan”) is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be issued common stock or granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and
4)
the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

In addition, under the 2005 Plan, the Board may elect to pay certain consultants, directors, and employees in common stock. The 2005 Plan was amended in September 2007 to increase the number of options available under the plan to 1,000,000 and again in 2010 to increase the number of shares under the plan to 1,750,000.

The table below only accounts for transactions occurring as part of the amended 2005 Equity Incentive Plan.

	December 31,
	2012	2011
Shares available for grant at beginning of year	60,692	396,223
Increase in shares available for the plan	-	-
Options granted	(100,000)	(523,344)
Options forfeited or expired	169,019	187,813

Shares available for grant at end of year	129,711	60,692

The total option activity for the 1995 plan and the amended 2005 plan for the years ended December 31, 2012 and 2011 was as follows:

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2010	1,308,056	4.84
Granted	523,344	1.68
Exercised	(79,844)	3.18
Forfeited	(207,314)	1.88
Balance at December 31, 2011	1,544,242	$3.75
Granted	100,000	0.30
Exercised	-	-
Forfeited	(186,518)	6.22
Balance at December 31, 2012	1,457,724	$3.19

The Company awarded 100,000 and 523,344 stock options to new employees and new and existing Board members during 2012 and 2011, respectively. The 2012 grants were issued to Board members on June 21, 2012 under the 2005 Equity Incentive Plan.

The weighted-average exercise price, by price range, for outstanding options to purchase common stock at December 31, 2012 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	7.9	738,300	542,050
$2.80-$4.10	8.1	186,674	151,283
$4.64-$8.60	5.9	426,500	391,891
$9.40-$11.60	4.1	97,500	97,500
$18.00-$25.60	0.7	8,750	8,750
Total	7.0	1,457,724	1,191,474

The Company’s share-based compensation for the years ended December 31, 2012 and 2011 was $462,170 and $715,805, respectively. At December 31, 2012, the total compensation cost for stock options not yet recognized was approximately $245,000 and will be expensed over the next three years.

Warrants to Purchase Common stock

Warrant activity for the years ended December 31, 2012 and 2011 was as follows:

	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2010	2,703,819	$4.40
Granted	4,750	3.85
Exercised	-	-
Expired/Cancelled	(7,000)	0.66
Balance at December 31, 2011	2,701,569	$4.40
Granted	774,873	0.56
Exercised	-	-
Expired/Cancelled	(633,104)	5.40
Balance at December 31, 2012	2,843,338	$3.13

During 2012, the Company issued warrants to purchase 50,000 shares of common stock, with an exercise price of $0.68, to a consultant in exchange for services, Additional warrants to purchase 724,873 were issued relating to reacquiring the rights to orBec® and renegotiation of our orBec® license agreement, with exercise prices ranging from $0.53 to $0.58. Expense charges of $429,902 were recorded to reflect these issuances. Warrants of 633,104 had either expired or were cancelled by the Company with exercise prices ranging from $2.20 to $5.60.

The weighted-average exercise price, by price range, for outstanding warrants at December 31, 2010 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.53-$2.00	5.0	777,373	777,373
$2.80-$3.96	1.1	1,103,202	1,103,202
$5.00-$6.06	2.2	962,763	962,763
Total	2.5	2,843,338	2,843,338

During 2013, warrants to purchase approximately 1,250 shares of the Company’s common stock will expire.